Deposits and Prepayments	6 Months Ended
Jun. 30, 2023
Deposits and prepayments [Abstract]
Deposits and prepayments

Note 10 — Deposits and prepayments

	June 30, 2023	December 31, 2022
	EUR	EUR

Prepayments – outside parties	59,268	82,027
Other assets	-	262,684
Prepayments – related parties	-	96,744
	59,268	441,455

Deferred offering cost means any fees, commissions, costs, expenses, concessions and other amounts payable to any party, including, without limitation, brokers, underwriters, advisors (accounting, financial, legal and otherwise) and any consultants, in connection with the Company’s initial public offering of Class B Ordinary Shares (“Offering Shares”). The Offering Shares commenced trading on the Nasdaq Capital Market under the symbol “BREA”. The closing of the Offering took place on January 31, 2023. Upon completion of the IPO, these deferred offering costs shall be reclassified from current assets to stockholders’ equity and recorded against the net proceeds from the offering.

	June 30, 2023	December 31, 2022
	EUR	EUR
Deferred offering costs	-	262,684